Supplemental cash flow information - Reconciliation of Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes from financing cash flows
Repayment of long-term debt and financing fees	$ (56,997)	$ (48,417)
Payment of finance lease liabilities	(6,880)	(5,144)
Long term debt (note 8)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	1,556,206
Changes from financing cash flows
Repayment of long-term debt and financing fees	(56,997)
Payment of finance lease liabilities	0
Total changes from financing cash flows	(56,997)
Liability-related other changes
Finance costs	3,062
New finance leases	0
Other	0
Total liability-related other changes	3,062
Outstanding at end of period	1,502,271	1,556,206
Finance lease obligations (note 9)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	201,268
Changes from financing cash flows
Repayment of long-term debt and financing fees	0
Payment of finance lease liabilities	(6,880)
Total changes from financing cash flows	(6,880)
Liability-related other changes
Finance costs	0
New finance leases	9,512
Other	342
Total liability-related other changes	9,854
Outstanding at end of period	$ 204,242	$ 201,268